Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Provision for credit losses
Exchange rate and other		$ 1		$ 1
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,320	1,139	$ 1,233	1,069
Provision for credit losses
Originations	7	10	12	23
Maturities	(15)	(16)	(44)	(39)
Changes in risk, parameters and exposures	225	175	729	591
Write-offs	(262)	(210)	(742)	(670)
Recoveries	48	55	136	180
Exchange rate and other	0	3	(1)	2
Balance at end of period	1,323	1,156	1,323	1,156
Performing Stage one [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	202	192	207	203
Provision for credit losses
Transfers to Stage 1	169	151	503	426
Transfers to Stage 2	(27)	(26)	(83)	(81)
Transfers to Stage 3	(1)	(1)	(2)	(2)
Originations	7	10	12	23
Maturities	(2)	(1)	(4)	(3)
Changes in risk, parameters and exposures	(135)	(123)	(418)	(364)
Exchange rate and other	0	2	(2)	2
Balance at end of period	213	204	213	204
Performing Stage two [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,118	947	1,026	866
Provision for credit losses
Transfers to Stage 1	(169)	(151)	(503)	(426)
Transfers to Stage 2	27	26	83	81
Transfers to Stage 3	(159)	(127)	(442)	(353)
Maturities	(13)	(15)	(40)	(36)
Changes in risk, parameters and exposures	306	270	986	819
Exchange rate and other	0	2	0	1
Balance at end of period	1,110	952	1,110	952
Impaired Stage three [member] | Retail [member] | Credit cards [member]
Provision for credit losses
Transfers to Stage 3	160	128	444	355
Changes in risk, parameters and exposures	54	28	161	136
Write-offs	(262)	(210)	(742)	(670)
Recoveries	48	55	136	180
Exchange rate and other	$ 0	$ (1)	$ 1	$ (1)